Employee Share Schemes - Summary of Option Outstanding (Detail) - Dec. 31, 2018 shares in Thousands	shares yr £ / shares	shares yr $ / shares
Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	1,796	1,796
Share option schemes - shares Weighted exercise price	£ 11.96
Weighted average market price on exercise during year	£ 14.43
Weighted average remaining contractual life | yr	0.9	0.9
Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 12.21
Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 11.60
Share Option Schemes American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	1,216	1,216
Share option schemes - shares Weighted exercise price | $ / shares		$ 36.19
Weighted average market price on exercise during year | $ / shares		$ 39.77
Weighted average remaining contractual life | yr	0.9	0.9
Share Option Schemes American Depositary Shares [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end | $ / shares		$ 38.14
Share Option Schemes American Depositary Shares [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end | $ / shares		$ 33.42
Savings-Related Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	5,929	5,929
Share option schemes - shares Weighted exercise price	£ 11.70
Weighted average market price on exercise during year	£ 15.13
Weighted average remaining contractual life | yr	2.6	2.6
Savings-Related Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 12.95
Savings-Related Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 10.13